Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1,	$ 4,319
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	(361)	(201)
Balance, December 31,	6,288	4,319
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest contribution in Accuship Maritme Ltd.		4,520
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	(216)	(201)
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest contribution in Accuship Maritme Ltd.	5,880
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	(145)
Deemed dividend to Accuship Maritme Ltd. (from Konkar Venture acquisition)	$ (3,550)